NOTE 11 - Discontinued Operations - Discontinued Operations (Details) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating expenses:
Cost of services-physicians			$ 5,741
General and administrative	111,787	49,579	196,170	81,762
Total operating expenses	111,787	49,579	196,170	81,762
Other income (expense)
Gain on sale of assets				(6,500,000)
Income (loss) from discontinued operation	(147,541)	(742,133)	(328,031)	(3,699,755)
Discontinued Operations [Member]
Patient Service Revenue (net of contractual allowances and discounts)			109,463	4,294,812
Operating expenses:
Cost of services-physicians			225,964	2,054,757
General and administrative			211,530	3,033,497
Total operating expenses			437,494	5,088,254
Other income (expense)
Interest expense, net				(6,794)
Gain on sale of assets				6,500,000
Total other income (expenses)				6,493,206
Income (loss) from discontinued operation			$ (328,031)	$ 5,699,764